CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net (loss) income	$ 60,296,359	¥ 393,433,738	¥ (196,168,740)	¥ (239,284,796)
Adjustments for:
Gain on disposal of property, equipment and software	(4,566)	(29,793)	(2,153,158)	(183,767)
Gain on disposal of subsidiaries	(72,887,173)	(475,588,803)	(1,206,925)	(10,473,159)
Gain on disposal of other investments	(431,976)	(2,818,643)	(13,430,588)	0
Share-based compensation expenses	8,437,766	55,056,426	21,750,533	3,898,328
Impairment on equity investments	179,733	1,172,755	4,666,128	1,386,174
Impairment on other investments	2,758,621	18,000,000	3,791,039	7,776,157
Impairment on other long-lived assets	998,498	6,515,200	34,881,000	0
Provision for doubtful accounts receivable	15,862	103,501	169,416	109,939
Impairment on advances to suppliers	3,172,396	20,699,885	0	7,765,482
Impairment on other advances			5,980,787	0
Provision for doubtful other receivables	343,976	2,244,446	0	21,042,700
Consulting fees paid by issuance of shares	1,039,359	6,781,815	35,091,686	4,172,800
Gain on extinguishment of convertible notes	(8,698,223)	(56,800,000)	0	0
Depreciation and amortization of property, equipment and software	68,626	400,000	2,778,778	3,650,261
Amortization of land use right		0	1,440,682	1,920,910
Share of loss in equity method investments	331,944	2,165,935	2,847,260	4,292,887
Gain on disposal of investment in equity investee and available-for-sales investment	(26,712)	(174,295)	(694,628)	0
Foreign currency exchange, loss	1,275,045	8,319,669	5,474,002	20,331,430
Fair value change on warrant liability	(5,801)	(37,851)	(1,292,244)	(2,251,427)
Amortization of discount and interest on convertible notes	448,018	2,923,316	33,154,191	98,308,205
Gain on waiver of interest-free loan	(5,424,904)	(35,397,500)	0	0
Payment of issuance cost by issuance of shares Iliad	69,833	455,658	0	0
Non-cash lease expense	107,239	699,733	409,048	0
Changes in operating assets and liabilities
Change in accounts receivable	606	3,955	313,044	1,904,732
Change in advances to suppliers	(3,000,149)	(19,575,974)	(1,419,353)	(1,400,665)
Change in prepayments and other current assets	(440,932)	(2,877,084)	(6,628,897)	(20,575,190)
Change in right-of-use assets	522,419	3,408,781	(9,666,652)	0
Change in other long-lived assets			0	6,220
Change in accounts payable	(403,833)	(2,635,008)	246,764	905,990
Change in amounts due to related parties	(237,563)	(1,550,100)	3,144,106	(1,628,877)
Change in other taxes payable	13,759	89,779	(491,112)	1,234,090
Change in advances from customers	(232,304)	(1,515,786)	(15,887)	(2,336,252)
Change in deferred revenue			(159,125)	(5,417,144)
Change in interest payable	(823,284)	(5,371,931)	1,457,811	6,053,191
Change in accrued expenses and other current liabilities	(3,224,414)	(21,039,288)	11,896,337	(2,408,745)
Change in lease liabilities	(522,248)	(3,407,670)	9,659,375	0
Net cash used in operating activities	(16,284,023)	(106,253,254)	(54,175,322)	(101,200,526)
Cash flows from investing activities
Proceeds from disposal of subsidiaries	68,036,781	443,939,997	0	0
Proceeds from disposal of assets and liabilities classified as held- for- sale			49,300,000	2,800,000
Proceeds from disposal of other investments			37,026,498	0
Proceeds from disposal of equity investee and available-for-sale investments			694,628	0
Proceeds from disposal of property, equipment and software	28,046	183,003	2,648,259	81,848
Proceed from tokens transferred			6,887,915	0
Refund from subscribed tokens	894,785	5,838,471	0	0
Purchase of equity method investments	(511,677)	(3,338,690)	0	0
Purchase of other investments	(1,226,054)	(8,000,000)	0	(5,300,000)
Deposit for joint venture arrangement			(34,881,000)	0
Advances to subscribed tokens			0	(14,070,581)
Disbursement for loans receivable from a related party			0	(600,000)
Purchase of property, equipment and software	(55,107)	(359,573)	(796,921)	(226,717)
Net cash (used in) provided by investing activities	67,166,774	438,263,208	60,879,379	(17,315,450)
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants	7,268,995	47,430,195	0	0
Proceeds from the issuance of convertible note	514,693	3,358,369	0	0
Loans from a related party			16,065,376	11,030,602
Repayment of loans to a related party	(6,520,327)	(42,545,136)	(10,023,576)	(29,127,540)
Proceeds from other loans			34,881,000	0
Repayments of other loans			0	(260,073)
Repayments of convertible notes	(48,878,103)	(318,929,623)	0	0
Non-cash investing and financing activities	(47,614,742)	(310,686,195)	40,922,800	(18,357,011)
Effect of foreign exchange rate changes on cash and cash equivalents	39,745	259,337	1,257,310	(1,494,584)
Cash reclassified as held for sale			(43,027,475)	0
Net change in cash and cash equivalents	3,307,754	21,583,096	5,856,692	(138,367,571)
Cash and cash equivalents, beginning of period	1,549,907	10,113,141	4,256,449	142,624,020
Cash and cash equivalents, end of period	4,857,661	31,696,237	10,113,141	4,256,449
Non-cash investing and financing activities
Shares issued for equity investments and other investments			236,667	3,091,986
Cash paid for amounts included in the measurement of operating lease liabilities	$ 435,627	¥ 2,842,464	¥ 1,271,769	¥ 0